Share-based compensation - Disclosure of Movements in the Number of Share Options (Details)	6 Months Ended
Jun. 30, 2025 shares SFr / shares
Personnel Expenses [Abstract]
Number of PSU and RSU outstanding at beginning of period (in shares)	2,593,065
Number of PSU and RSU granted (in shares)	1,767,534
Number of PSU and RSU, performance adjustment (in shares)	(309,131)
Number of PSU and RSU forfeited (in shares)	(63,816)
Number of PSU and RSU expired (in shares)	0
Number of PSU and RSU, exercised grants (in shares)	(621,807)
Number of PSU and RSU outstanding at end of period (in shares)	3,365,845
Exercise price of outstanding PSU and RSU (in CHF per share) | SFr / shares	SFr 0.10